Corporate Information	6 Months Ended
Jun. 30, 2022
Corporate Information [Abstract]
Corporate Information
1	CORPORATE INFORMATION
AMTD IDEA Group (the “Company”) (formerly known as AMTD International Inc. or AMTD Inc.) is a limited liability company incorporated in Cayman Islands on February 4, 2019. The Company completed its initial public offering on New York Stock Exchange on August 5, 2019 and its shares are listed through admission on Singapore Exchange on April 8, 2020. The Company is an investment holding company. The Company and its subsidiaries (collectively referred to as the “Group”) are involved in investment banking, the provision of financial advisory services, assets management services, strategic investments, digital solutions and other services, and fashion and luxury media advertising and marketing services. The Company’s ultimate holding company is AMTD Group Company Limited (“AMTD Group”), a company incorporated in the British Virgin Islands.